UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03386

Putnam Global Health Care Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Global Health Care Fund
Class A [PHSTX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Global Health Care Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$55	1.01%
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,588,887,619
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	42
Portfolio Turnover Rate	43%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Health Care Fund	PAGE 1	38910-STSA-0426

Putnam Global Health Care Fund
Class C [PCHSX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Global Health Care Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$95	1.76%
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,588,887,619
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	42
Portfolio Turnover Rate	43%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Health Care Fund	PAGE 1	38910-STSC-0426

Putnam Global Health Care Fund
Class R [PHSRX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Global Health Care Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$68	1.26%
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,588,887,619
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	42
Portfolio Turnover Rate	43%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Health Care Fund	PAGE 1	38910-STSR-0426

Putnam Global Health Care Fund
Class R6 [PGHAX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Global Health Care Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$37	0.68%
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,588,887,619
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	42
Portfolio Turnover Rate	43%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Health Care Fund	PAGE 1	38910-STSR6-0426

Putnam Global Health Care Fund
Class Y [PHSYX]	Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Global Health Care Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$41	0.76%
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,588,887,619
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	42
Portfolio Turnover Rate	43%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Health Care Fund	PAGE 1	38910-STSY-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Global Health
Care Fund
Financial Statements and Other Important Information
Semi-Annual | February 28, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 11
Notes to Financial Statements 15
Changes In and Disagreements with Accountants 27
Results of Meeting(s) of Shareholders 27
Remuneration Paid to Directors, Officers and Others 27
Board Approval of Management and Subadvisory Agreements 27

Putnam Global Health Care Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $56.90 $68.96 $57.43 $55.47 $68.43 $60.86
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.32 0.30 0.15 0.17 0.34
Net realized and unrealized gains (losses) 9.88 (9.64) 14.48 6.27 (5.53) 12.94
Total from investment operations ........ 10.02 (9.32) 14.78 6.42 (5.36) 13.28
Less distributions from:
Net investment income .............. (0.14) (0.21) (0.10) (0.08) (0.36) (0.51)
Net realized gains ................. (0.98) (2.53) (3.15) (4.38) (7.24) (5.20)
Total distributions ................... (1.12) (2.74) (3.25) (4.46) (7.60) (5.71)
Net asset value, end of period .......... $65.80 $56.90 $68.96 $57.43 $55.47 $68.43
Total return
c
....................... 17.72% (13.48)% 26.95% 11.79% (9.11)% 23.43%
Ratios to average net assets
d
Expenses
e
........................ 1.01% 1.04% 1.05% 1.07% 1.05% 1.05%
Net investment income ............... 0.45% 0.55% 0.50% 0.27% 0.28% 0.55%
Supplemental data
Net assets , end of period (000’s) ........ $1,351,783 $1,218,327 $1,592,248 $1,341,541 $1,292,980 $1,522,142
Portfolio turnover rate ................ 43% 67% 36% 41% 71% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Health Care Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $31.66 $39.83 $34.62 $35.23 $46.21 $42.91
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.05) (0.07) (0.09) (0.17) (0.19) (0.09)
Net realized and unrealized gains (losses) 5.47 (5.57) 8.45 3.94 (3.47) 8.84
Total from investment operations ........ 5.42 (5.64) 8.36 3.77 (3.66) 8.75
Less distributions from:
Net investment income .............. — — — — (0.08) (0.25)
Net realized gains ................. (0.98) (2.53) (3.15) (4.38) (7.24) (5.20)
Total distributions ................... (0.98) (2.53) (3.15) (4.38) (7.32) (5.45)
Net asset value, end of period .......... $36.10 $31.66 $39.83 $34.62 $35.23 $46.21
Total return
c
....................... 17.29% (14.13)% 26.03% 10.96% (9.81)% 22.49%
Ratios to average net assets
d
Expenses
e
........................ 1.76% 1.79% 1.80% 1.82% 1.80% 1.80%
Net investment (loss) ................ (0.31)% (0.20)% (0.25)% (0.50)% (0.47)% (0.20)%
Supplemental data
Net assets , end of period (000’s) ........ $12,603 $11,948 $19,841 $17,385 $21,218 $29,722
Portfolio turnover rate ................ 43% 67% 36% 41% 71% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Health Care Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $50.39 $61.53 $51.60 $50.30 $62.68 $56.13
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.15 0.15 0.02 0.03 0.17
Net realized and unrealized gains (losses) 8.74 (8.60) 12.93 5.66 (5.02) 11.88
Total from investment operations ........ 8.79 (8.45) 13.08 5.68 (4.99) 12.05
Less distributions from:
Net investment income .............. (0.10) (0.16) — — (0.15) (0.30)
Net realized gains ................. (0.98) (2.53) (3.15) (4.38) (7.24) (5.20)
Total distributions ................... (1.08) (2.69) (3.15) (4.38) (7.39) (5.50)
Net asset value, end of period .......... $58.10 $50.39 $61.53 $51.60 $50.30 $62.68
Total return
c
....................... 17.58% (13.70)% 26.64% 11.51% (9.34)% 23.13%
Ratios to average net assets
d
Expenses
e
........................ 1.26% 1.29% 1.30% 1.32% 1.30% 1.30%
Net investment income ............... 0.18% 0.30% 0.27% 0.05% 0.05% 0.29%
Supplemental data
Net assets , end of period (000’s) ........ $5,435 $4,875 $3,072 $1,783 $1,603 $2,029
Portfolio turnover rate ................ 43% 67% 36% 41% 71% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Health Care Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $64.19 $77.37 $64.03 $61.35 $74.89 $65.97
Income from investment operations
a
:
Net investment income
b
............. 0.27 0.60 0.58 0.38 0.49 0.61
Net realized and unrealized gains (losses) 11.15 (10.83) 16.21 6.96 (6.21) 14.11
Total from investment operations ........ 11.42 (10.23) 16.79 7.34 (5.72) 14.72
Less distributions from:
Net investment income .............. (0.34) (0.42) (0.30) (0.28) (0.58) (0.60)
Net realized gains ................. (0.98) (2.53) (3.15) (4.38) (7.24) (5.20)
Total distributions ................... (1.32) (2.95) (3.45) (4.66) (7.82) (5.80)
Net asset value, end of period .......... $74.29 $64.19 $77.37 $64.03 $61.35 $74.89
Total return
c
....................... 17.89% (13.17)% 27.39% 12.19% (8.82)% 23.86%
Ratios to average net assets
d
Expenses
e
........................ 0.68% 0.70% 0.71% 0.72% 0.71% 0.71%
Net investment income ............... 0.77% 0.89% 0.85% 0.61% 0.74% 0.89%
Supplemental data
Net assets , end of period (000’s) ........ $16,050 $13,682 $35,154 $28,924 $29,327 $19,470
Portfolio turnover rate ................ 43% 67% 36% 41% 71% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the
Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Health Care Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $63.98 $77.14 $63.84 $61.20 $74.73 $65.94
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.53 0.54 0.32 0.36 0.54
Net realized and unrealized gains (losses) 11.11 (10.79) 16.15 6.94 (6.13) 14.10
Total from investment operations ........ 11.35 (10.26) 16.69 7.26 (5.77) 14.64
Less distributions from:
Net investment income .............. (0.27) (0.37) (0.24) (0.24) (0.52) (0.65)
Net realized gains ................. (0.98) (2.53) (3.15) (4.38) (7.24) (5.20)
Total distributions ................... (1.25) (2.90) (3.39) (4.62) (7.76) (5.85)
Net asset value, end of period .......... $74.08 $63.98 $77.14 $63.84 $61.20 $74.73
Total return
c
....................... 17.86% (13.25)% 27.29% 12.07% (8.90)% 23.74%
Ratios to average net assets
d
Expenses
e
........................ 0.76% 0.79% 0.80% 0.82% 0.80% 0.80%
Net investment income ............... 0.70% 0.80% 0.78% 0.51% 0.53% 0.80%
Supplemental data
Net assets , end of period (000’s) ........ $203,016 $207,993 $297,080 $152,033 $146,272 $114,471
Portfolio turnover rate ................ 43% 67% 36% 41% 71% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Health Care Fund
Schedule of Investments (unaudited), February 28, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.6%
Biotechnology 18.6%
AbbVie, Inc. ....................................... United States 406,900 $ 94,433,352
Amgen, Inc. ....................................... United States 60,480 23,475,917
a
Argenx SE ........................................ Netherlands 20,864 16,141,001
a
Ascendis Pharma A/S, ADR ........................... Denmark 113,788 26,569,498
Gilead Sciences, Inc. ................................ United States 286,000 42,599,700
a
Insmed, Inc. ....................................... United States 89,900 13,424,767
a,b
Newamsterdam Pharma Co. NV ........................ Netherlands 113,900 4,038,894
a
Precigen, Inc. ...................................... United States 910,700 3,451,553
Regeneron Pharmaceuticals, Inc. ....................... United States 25,018 19,555,820
a
Rhythm Pharmaceuticals, Inc. .......................... United States 79,600 7,381,308
a
Vaxcyte, Inc. ....................................... United States 130,100 8,032,374
a
Vertex Pharmaceuticals, Inc. ........................... United States 73,860 36,695,864
295,800,048
Health Care Equipment & Supplies 13.0%
Abbott Laboratories .................................. United States 59,100 6,876,285
a
Boston Scientific Corp. ............................... United States 692,448 53,214,629
a
Edwards Lifesciences Corp. ........................... United States 298,500 25,811,295
Hoya Corp. ........................................ Japan 109,700 19,814,880
a
Intuitive Surgical, Inc. ................................ United States 123,020 61,941,800
Medtronic plc ...................................... United States 402,600 39,317,916
206,976,805
Health Care Providers & Services 13.5%
Cardinal Health, Inc. ................................. United States 157,400 36,080,802
CVS Health Corp. ................................... United States 440,300 35,179,970
HCA Healthcare, Inc. ................................. United States 45,780 24,249,666
McKesson Corp. .................................... United States 42,240 41,706,509
UnitedHealth Group, Inc. .............................. United States 266,960 78,291,359
215,508,306
Life Sciences Tools & Services 4.1%
Thermo Fisher Scientific, Inc. .......................... United States 123,680 64,450,885
Pharmaceuticals 47.4%
AstraZeneca plc .................................... United Kingdom 368,545 77,553,892
Bristol-Myers Squibb Co. .............................. United States 530,200 33,068,574
Chugai Pharmaceutical Co. Ltd. ........................ Japan 296,300 19,979,614
Eli Lilly & Co. ...................................... United States 171,340 180,247,967
GSK plc .......................................... United States 509,032 15,125,005
Johnson & Johnson ................................. United States 550,143 136,672,025
Merck & Co., Inc. ................................... United States 601,971 74,536,049
Novartis AG ....................................... United States 499,771 84,032,418
Novo Nordisk A/S, B ................................. Denmark 610,832 23,103,832
Roche Holding AG .................................. United States 97,154 46,235,730
Sanofi SA ......................................... United States 453,163 44,319,958
UCB SA .......................................... Belgium 54,918 16,496,456
751,371,520
Total Common Stocks (Cost $908,505,817) ...................................
1,534,107,564

Putnam Global Health Care Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.1%
Calls - Over-the-Counter
Equity Options 0.1%
Boston Scientific Corp., Counterparty CITI, January Strike Price
$100.00, Expires 1/15/27 ............................ 16,954,400 1,302,945,640 $ 527,506
Puts - Over-the-Counter
Equity Options 0.0%
†
Boston Scientific Corp., Counterparty BOFA, April Strike Price
$76.00, Expires 4/10/26 ............................. 15,542,000 1,194,402,700 733,133
Total Options Purchased (Cost $1,201,074) ...................................
1,260,639
Short Term Investments 1.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
c
U.S. Treasury Bills ,
3.49%, 4/23/26 ................................... United States 500,000 497,396
d
3.53%, 7/16/26 ................................... United States 1,900,000 1,874,611
2,372,007
Total U.S. Government and Agency Securities (Cost $2,372,052) ................
2,372,007
Shares
Management Investment Companies 1.3%
e,f
Putnam Short Term Investment Fund, Class P, 3.852% ....... United States 21,062,165 21,062,165
Total Management Investment Companies (Cost $21,062,165) ..................
21,062,165
g
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
e,f
Putnam Cash Collateral Pool, LLC, 3.897% ................ United States 2,403,534 2,403,534
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $2,403,534) ..........................................................
2,403,534
Total Short Term Investments (Cost $25,837,751 ) ..............................
25,837,706
a
Total Investments (Cost $935,544,642) 98.3% .................................
$1,561,205,909
Other Assets, less Liabilities 1.7% ...........................................
27,681,710
Net Assets 100.0% .........................................................
$1,588,887,619
a a a

Putnam Global Health Care Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At February 28, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at February 28, 2026. See Note 1(c).
c
The rate shown represents the yield at period end.
d
A portion or all of the security has been segregated as collateral for certain derivative contracts. At February 28, 2026, the value of this security pledged amounted to
$313,751, representing less than 0.1% of net assets.
e
See Note 3(g) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 19,677,300 26,460,563 3/17/26 $ 58,449 $ (165)
British Pound ...... BZWS Sell 6,750,500 9,066,969 3/17/26 — (30,594)
British Pound ...... CITI Buy 12,930,800 17,529,868 3/17/26 22,937 (126,130)
British Pound ...... CITI Sell 4,149,100 5,586,644 3/17/26 — (5,045)
British Pound ...... GSCO Buy 2,699,400 3,658,661 3/17/26 — (20,715)
British Pound ...... GSCO Sell 14,765,400 19,832,295 3/17/26 — (66,848)
British Pound ...... HSBK Sell 3,719,400 4,995,582 3/17/26 — (17,006)
British Pound ...... SSBT Buy 4,429,200 5,913,319 3/17/26 55,858 —
British Pound ...... TDOM Sell 1,264,000 1,687,566 3/17/26 — (15,910)
British Pound ...... UBSW Sell 3,170,800 4,233,272 3/17/26 — (39,975)
Danish Krone ...... BOFA Buy 162,954,600 25,790,718 3/17/26 1,505 —
Danish Krone ...... BOFA Sell 123,739,900 19,525,751 3/17/26 — (59,625)
Danish Krone ...... CITI Sell 2,298,400 363,819 3/17/26 32 —
Danish Krone ...... GSCO Sell 53,327,000 8,439,773 3/17/26 — (749)
Danish Krone ...... HSBK Buy 36,836,500 5,809,147 3/17/26 21,282 —
Danish Krone ...... HSBK Sell 106,669,200 16,882,846 3/17/26 — (603)
Danish Krone ...... JPHQ Sell 19,172,900 3,034,790 3/17/26 130 —
Danish Krone ...... MSCO Buy 26,647,000 4,206,849 3/17/26 10,800 —
Danish Krone ...... MSCO Sell 126,557,900 19,997,358 3/17/26 — (34,047)
Danish Krone ...... SSBT Sell 68,235,800 10,781,977 3/17/26 — (18,289)
Danish Krone ...... UBSW Buy 130,879,000 20,688,506 3/17/26 26,837 —
Euro ............. BOFA Sell 30,774,800 36,243,439 3/17/26 — (147,304)
Euro ............. BZWS Buy 134,800 159,203 3/17/26 196 —
Euro ............. GSCO Buy 3,271,600 3,864,070 3/17/26 4,548 —
Euro ............. HSBK Buy 3,836,300 4,530,651 3/17/26 5,717 —
Euro ............. HSBK Sell 6,023,100 7,122,840 3/17/26 614 —
Euro ............. JPHQ Buy 10,424,300 12,310,593 3/17/26 15,987 —
Euro ............. MSCO Buy 12,517,100 14,758,963 3/17/26 42,322 —
Euro ............. SSBT Buy 11,675,300 13,766,230 3/17/26 39,639 —
Euro ............. SSBT Sell 3,488,100 4,120,253 3/17/26 — (4,373)
Euro ............. TDOM Sell 19,681,100 23,204,607 3/17/26 — (68,001)
Euro ............. UBSW Buy 32,307,500 38,116,473 3/17/26 87,069 (403)
Euro ............. UBSW Sell 4,599,500 5,441,025 3/17/26 2,184 —
Euro ............. WPAC Buy 1,251,500 1,475,657 3/17/26 4,223 —
Swedish Krona ..... GSCO Buy 21,858,600 2,376,468 3/17/26 46,822 —
Swiss Franc ....... BOFA Buy 4,496,700 5,808,478 3/17/26 49,997 —

Putnam Global Health Care Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swiss Franc ....... BOFA Sell 13,238,100 16,852,047 3/17/26 $ — $ (395,063)
Swiss Franc ....... CITI Buy 2,871,600 3,658,658 3/17/26 82,574 —
Swiss Franc ....... CITI Sell 18,195,500 23,237,009 3/17/26 — (468,794)
Swiss Franc ....... HSBK Buy 9,134,100 11,648,089 3/17/26 252,171 —
Swiss Franc ....... JPHQ Buy 3,363,700 4,282,720 3/17/26 99,639 —
Swiss Franc ....... MSCO Buy 11,594,900 14,817,309 3/17/26 289,950 (974)
Swiss Franc ....... SSBT Buy 3,866,800 4,907,188 3/17/26 130,629 —
Swiss Franc ....... TDOM Buy 8,943,200 11,348,519 3/17/26 303,029 —
Swiss Franc ....... UBSW Buy 32,160,700 40,815,143 3/17/26 1,085,064 —
Swiss Franc ....... UBSW Sell 18,609,300 23,631,727 3/17/26 — (613,190)
Australian Dollar .... BOFA Buy 70,900 47,370 4/15/26 3,075 —
Australian Dollar .... CITI Buy 5,916,800 3,953,303 4/15/26 256,546 —
Australian Dollar .... HSBK Buy 3,921,600 2,635,358 4/15/26 154,891 —
Australian Dollar .... MSCO Sell 3,741,500 2,514,292 4/15/26 — (147,815)
Australian Dollar .... SSBT Buy 3,000,400 2,016,380 4/15/26 118,428 —
Australian Dollar .... UBSW Sell 5,337,200 3,586,556 4/15/26 — (210,904)
Australian Dollar .... WPAC Buy 22,845,100 15,263,268 4/15/26 991,200 —
Canadian Dollar .... GSCO Sell 2,433,200 1,758,747 4/15/26 — (28,438)
Canadian Dollar .... HSBK Buy 5,243,800 3,794,537 4/15/26 57,033 —
Canadian Dollar .... JPHQ Sell 2,778,300 2,008,171 4/15/26 — (32,489)
Israeli New Shekel .. GSCO Buy 21,415,600 6,803,506 4/15/26 36,463 —
New Zealand Dollar . UBSW Buy 4,091,500 2,367,101 4/15/26 91,438 —
Japanese Yen ...... BOFA Sell 168,914,300 1,085,219 5/13/26 — (3,302)
Japanese Yen ...... BZWS Buy 1,198,567,300 7,700,084 5/13/26 23,747 —
Japanese Yen ...... GSCO Buy 823,850,000 5,293,084 5/13/26 15,987 —
Japanese Yen ...... HSBK Sell 540,439,900 3,508,575 5/13/26 25,861 —
Japanese Yen ...... JPHQ Buy 604,045,600 3,880,891 5/13/26 11,711 —
Japanese Yen ...... MSCO Buy 1,128,668,900 7,251,410 5/13/26 21,981 —
Japanese Yen ...... SSBT Sell 1,397,314,900 8,977,000 5/13/26 — (27,605)
Japanese Yen ...... TDOM Buy 650,176,300 4,176,525 5/13/26 13,354 —
Japanese Yen ...... UBSW Buy 1,225,525,500 7,873,304 5/13/26 24,252 —
Total Forward Exchange Contracts ................................................... $4,586,171 $(2,584,356)
Net unrealized appreciation (depreciation) ............................................ $2,001,815
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note 7 regarding other derivative information.
See Abbreviations on page 26 .

Putnam Global Health Care Fund
Financial Statements
Statement of Assets and Liabilities
February 28, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Global
Health Care
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $912,078,943
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 23,465,699
Value - Unaffiliated issuers (Includes securities loaned of $ 2,355,036 ) .................................. $1,537,740,210
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 23,465,699
Cash .................................................................................... 2,950,892
Receivables:
Investment securities sold ................................................................... 76,903,325
Capital shares sold ........................................................................ 671,828
Dividends ............................................................................... 4,601,674
Unrealized appreciation on OTC forward exchange contracts .......................................... 4,586,171
Prepaid expenses .......................................................................... 235,661
Total assets .......................................................................... 1,651,155,460
Liabilities:
Payables:
Investment securities purchased .............................................................. 51,522,774
Capital shares redeemed ................................................................... 1,505,110
Management fees ......................................................................... 716,961
Administrative fees ........................................................................ 2,055
Distribution fees .......................................................................... 266,253
Transfer agent fees ........................................................................ 523,957
Trustees' fees and expenses ................................................................. 265,940
Deposits from brokers for:
OTC derivative contracts .................................................................. 2,300,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 2,584,356
Payable upon return of securities loaned (Note 1 c ) .................................................. 2,403,534
Accrued expenses and other liabilities ........................................................... 176,901
Total liabilities ......................................................................... 62,267,841
Net assets, at value ................................................................. $1,588,887,619
Net assets consist of:
Paid-in capital ............................................................................. $881,137,383
Total distributable earnings (losses) ............................................................. 707,750,236
Net assets, at value ................................................................. $1,588,887,619

Putnam Global Health Care Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Global
Health Care
Fund
Class A:
Net assets, at value ....................................................................... $1,351,783,063
Shares outstanding ........................................................................ 20,544,222
Net asset value per share
a ,b
.................................................................. $65.80
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $69.81
Class C:
Net assets, at value ....................................................................... $12,602,898
Shares outstanding ........................................................................ 349,112
Net asset value and maximum offering price per share
a ,b
............................................ $36.10
Class R:
Net assets, at value ....................................................................... $5,435,256
Shares outstanding ........................................................................ 93,542
Net asset value and maximum offering price per share
b
............................................. $58.10
Class R6:
Net assets, at value ....................................................................... $16,049,922
Shares outstanding ........................................................................ 216,042
Net asset value and maximum offering price per share
b
............................................. $74.29
Class Y:
Net assets, at value ....................................................................... $203,016,480
Shares outstanding ........................................................................ 2,740,362
Net asset value and maximum offering price per share
b
............................................. $74.08
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Global Health Care Fund
Financial Statements
Statement of Operations
for the six months ended February 28, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Global
Health Care
Fund
Investment income:
Dividends: (net of foreign taxes of $63,522)
Unaffiliated issuers ........................................................................ $10,571,595
Non-controlled affiliates (Note 3 g ) ............................................................. 396,558
Interest:
Unaffiliated issuers ........................................................................ 46,658
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (83,111)
Non-controlled affiliates (Note 3 g ) ............................................................. 88,468
Other income (Note 1 e ) ...................................................................... 11,934
Total investment income ................................................................... 11,032,102
Expenses:
Management fees (Note 3 a ) ................................................................... 4,541,676
Administrative fees (Note 3 b ) .................................................................. 9,689
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,602,384
    Class C ................................................................................ 60,375
    Class R ................................................................................ 13,546
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 806,249
Class C ................................................................................ 7,617
    Class R ................................................................................ 3,398
    Class R6 ............................................................................... 3,653
    Class Y ................................................................................ 129,699
Custodian fees ............................................................................. 12,808
Reports to shareholders fees .................................................................. 77,743
Registration and filing fees .................................................................... 37,970
Professional fees ........................................................................... 97,838
Trustees' fees and expenses (Note 3f) ........................................................... 31,698
Other .................................................................................... 28,513
Total expenses ......................................................................... 7,464,856
Expense reductions (Note 4 ) ............................................................... (45,545)
Net expenses ......................................................................... 7,419,311
Net investment income ................................................................ 3,612,791
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 83,008,905
Written options ........................................................................... (451,670)
Foreign currency transactions ................................................................ 333,853
Forward exchange contracts ................................................................. (1,917,797)
Net realized gain (loss) .................................................................. 80,973,291
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 162,386,734
Translation of other assets and liabilities denominated in foreign currencies .............................. (50,685)
Written options ........................................................................... 61,007
Forward exchange contracts ................................................................. 1,768,772
Net change in unrealized appreciation (depreciation) ............................................ 164,165,828
Net realized and unrealized gain (loss) ............................................................ 245,139,119
Net increase (decrease) in net assets resulting from operations .......................................... $248,751,910

Putnam Global Health Care Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Global Health Care Fund
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,612,791 $9,327,587
Net realized gain (loss) ................................................. 80,973,291 24,146,448
Net change in unrealized appreciation (depreciation) ........................... 164,165,828 (295,428,923)
Net increase (decrease) in net assets resulting from operations ................ 248,751,910 (261,954,888)
Distributions to shareholders:
Class A ............................................................. (23,229,913) (61,698,116)
Class C ............................................................. (336,523) (1,125,444)
Class R ............................................................. (108,473) (152,299)
Class R6 ............................................................ (244,431) (1,048,442)
Class Y ............................................................. (3,473,840) (10,770,621)
Total distributions to shareholders .......................................... (27,393,180) (74,794,922)
Capital share transactions: (Note 2 )
Class A ............................................................. (52,814,508) (97,736,455)
Class B ............................................................. — (1,176,101)
Class C ............................................................. (941,498) (4,023,515)
Class R ............................................................. (195,338) 2,459,796
Class R6 ............................................................ 216,000 (15,807,804)
Class Y ............................................................. (35,559,658) (38,736,893)
Total capital share transactions ............................................ (89,295,002) (155,020,972)
Net increase (decrease) in net assets ................................... 132,063,728 (491,770,782)
Net assets:
Beginning of period ..................................................... 1,456,823,891 1,948,594,673
End of period .......................................................... $1,588,887,619 $1,456,823,891

Putnam Global Health Care Fund

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Putnam Global Health Care Fund (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers five classes of shares: Class A,
Class C, Class R, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts

Putnam Global Health Care Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Global Health Care Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At February 28, 2026, the Fund had
OTC derivatives in a net liability position of $19,581 and the aggregate value of collateral pledged for such contracts was
$313,751.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to equity volatility risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 7  regarding other derivative information.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities,
if any) and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as  soon as the information is received by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Global Health Care Fund
Notes to Financial Statements (unaudited)

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Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
February 28, 2026
Year Ended
August 31, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 113,928 $7,028,885 543,172 $32,999,926
Shares issued in reinvestment of distributions .......... 342,636 21,654,569 1,021,598 57,597,674
Shares redeemed ............................... (1,322,672) (81,497,962) (3,242,605) (188,334,055)
Net increase (decrease) .......................... (866,108) $(52,814,508) (1,677,835) $(97,736,455)
Class B Shares:
*
Shares redeemed ............................... — $— (51,426) $(1,176,101)
Net increase (decrease) .......................... — $— (51,426) $(1,176,101)
Class C Shares:
Shares sold ................................... 22,624 $782,292 57,538 $1,930,055
Shares issued in reinvestment of distributions .......... 9,645 334,867 35,662 1,124,419
Shares redeemed
a
.............................. (60,549) (2,058,657) (213,976) (7,077,989)
Net increase (decrease) .......................... (28,280) $(941,498) (120,776) $(4,023,515)
Class R Shares:
Shares sold ................................... 20,270 $1,103,803 61,692 $3,228,437
Shares issued in reinvestment of distributions .......... 1,942 108,473 3,045 152,299
Shares redeemed ............................... (25,409) (1,407,614) (17,930) (920,940)
Net increase (decrease) .......................... (3,197) $(195,338) 46,807 $2,459,796
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Global Health Care Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been
Six Months Ended
February 28, 2026
Year Ended
August 31, 2025
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 100,826 $7,173,964 82,402 $5,623,500
Shares issued in reinvestment of distributions .......... 3,361 239,696 16,305 1,034,553
Shares redeemed ............................... (101,297) (7,197,660) (339,888) (22,465,857)
Net increase (decrease) .......................... 2,890 $216,000 (241,181) $(15,807,804)
Class Y Shares:
Shares sold ................................... 257,247 $18,020,256 1,310,464 $87,295,315
Shares issued in reinvestment of distributions .......... 48,394 3,442,297 168,994 10,693,913
Shares redeemed ............................... (816,396) (57,022,211) (2,079,621) (136,726,121)
Net increase (decrease) .......................... (510,755) $(35,559,658) (600,163) $(38,736,893)
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Advisory Company, LLC (PAC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Global Health Care Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended February 28, 2026, the annualized gross effective investment management fee rate was 0.598% of the
Fund’s average daily net assets.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by PAC, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.780% of the first $5 billion,
0.730% of the next $5 billion,
0.680% of the next $10 billion,
0.630% of the next $10 billion,
0.580% of the next $50 billion,
0.560% of the next $50 billion,
0.550% of the next $100 billion and
0.545% of any excess thereafter.
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Global Health Care Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations,
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $16,556
CDSC retained .............................................................................. $438
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Putnam Global Health Care Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended February 28, 2026, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through December 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended February 28, 2026, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At February 28, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales and passive foreign investment company shares.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Global Health Care Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.852% ...... $22,873,286 $206,607,527 $(208,418,648) $— $— $21,062,165 21,062,165 $396,558
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.897% ............. $13,230,970 $55,237,405 $(66,064,841) $— $— $2,403,534 2,403,534 $88,468
Total Affiliated Securities ... $36,104,256 $261,844,932 $(274,483,489) $— $— $23,465,699 $485,026
Cost of investments .......................................................................... $940,966,564
Unrealized appreciation ........................................................................ $641,025,152
Unrealized depreciation ........................................................................ (18,783,992)
Net unrealized appreciation (depreciation) .......................................................... $622,241,160
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Global Health Care Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2026, aggregated
$643,671,875 and $783,089,598, respectively.
At February 28, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$2,403,534 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Other Derivative Information
At February 28, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended February 28, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended February 28, 2026, the average month end notional amount of options represented $81,265,000. The average month end contract value of forward exchange contracts was $481,373,668.
See Note 1(d) regarding derivative financial instruments.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Global Health Care Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 4,586,171 Unrealized depreciation on OTC
forward exchange contracts
$ 2,584,356
Equity contracts ...........
Investments in securities, at value 1,260,639
a
Options written, at value —
Total .................... $5,846,810 $2,584,356
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Global Health Care Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(1,917,797) Forward exchange contracts $1,768,772
Equity contracts ..............
Investments 715,145
a
Investments 1,562
a
Written options (451,670) Written options 61,007
Total ....................... $(1,654,322) $1,831,341
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.

Putnam Global Health Care Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2026, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Global Health Care Fund
Assets:
Investments in Securities:
a
Common Stocks :
Biotechnology ......................... $ 279,659,047 $ 16,141,001 $ — $ 295,800,048
Health Care Equipment & Supplies ......... 187,161,925 19,814,880 — 206,976,805
Health Care Providers & Services .......... 215,508,306 — — 215,508,306
Life Sciences Tools & Services ............ 64,450,885 — — 64,450,885
Pharmaceuticals ....................... 424,524,615 326,846,905 — 751,371,520
Options Purchased ....................... — 1,260,639 — 1,260,639
Short Term Investments ................... 21,062,165 4,775,541 — 25,837,706
Total Investments in Securities ........... $1,192,366,943 $368,838,966
b
$— $1,561,205,909
Other Financial Instruments:
Forward Exchange Contracts ............... $— $4,586,171 $— $4,586,171
Total Other Financial Instruments ......... $— $4,586,171 $— $4,586,171
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,584,356 $— $2,584,356
Total Other Financial Instruments ......... $— $2,584,356 $— $2,584,356

Putnam Global Health Care Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $362,802,786, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
9. Fair Value Measurements
(continued)

Putnam Global Health Care Fund

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Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38910-SFSOI 04/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Global Health Care Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	April 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	April 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	April 29, 2026